Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities
Schedule of other liabilities

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	—	55,791	55,791	—	36,046	36,046
Tax payables	—	37,628	37,628	—	17,613	17,613
Other liabilities	12	11,113	11,125	1,476	20,669	22,145
Total	12	104,532	104,544	1,476	74,328	75,804

Schedule of tax payables

	2022		2021
	Current	Total	Current	Total
	US$'000	US$'000	US$'000	US$'000
VAT	20,905	20,905	4,839	4,839
Accrued social security taxes payable	6,195	6,195	6,251	6,251
Personal income tax withholding payable	896	896	820	820
Other	9,632	9,632	5,703	5,703
Total	37,628	37,628	17,613	17,613